Accrued Liabilities (Details) - Subsequent Event [Member] $ in Thousands	Jul. 01, 2025 USD ($) shares
Accrued Liabilities and Other Liabilities [Line Items]
Stock issued during period, shares, issued for litigation settlement | shares	159,000
Stock issued during period, value, issued for litigation settlement | $	$ 150